AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Total fees payable to the Bank’s auditors	£ 14.6	£ 15.6	£ 17.1
Audit of the Bank's current year annual report [member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	4.2	3.8	3.5
Audit of the Bank's subsidiaries pursuant to legislation [member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	8.6	10.2	9.9
Other services supplied pursuant to legislation [member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	1.3	1.5	2.3
Taxation compliance services [member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Taxation compliance services	0.2
Other services [member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
All other services	£ 0.3	£ 0.1	£ 1.4